BLACKROCK FUNDS III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Dynamic 2065 Fund

(the “Funds”)

Supplement dated June 2, 2020 to the Prospectuses of the Funds, each dated March 9, 2020, as supplemented to date

Effective immediately, the following changes are made to the Funds’ Prospectuses, as applicable:

For all Funds except BlackRock LifePath® Dynamic 2060 Fund and BlackRock LifePath® Dynamic 2065 Fund, the section of the Prospectuses entitled “Fund Overview — Key Facts About [Fund] — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2016	Managing Director of BlackRock, Inc.
Philip Green	2016	Managing Director of BlackRock, Inc.
Chris Chung, CFA	2020	Director of BlackRock, Inc.

The section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2060 Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2017	Managing Director of BlackRock, Inc.
Philip Green	2017	Managing Director of BlackRock, Inc.
Chris Chung, CFA	2020	Director of BlackRock, Inc.

The section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2065 Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Matthew O’Hara, PhD, CFA	2019	Managing Director of BlackRock, Inc.
Philip Green	2019	Managing Director of BlackRock, Inc.
Chris Chung, CFA	2020	Director of BlackRock, Inc.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Managers” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara, PhD, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016[1]	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012.
Philip Green	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016[1]	Managing Director of BlackRock, Inc. since 2006.
Chris Chung, CFA	Jointly and primarily responsible for the day-to-day management of each Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2020	Director of BlackRock, Inc. since 2015; Vice President of BlackRock, Inc. from 2011 to 2014; Associate of BlackRock, Inc. from 2009 to 2010; Associate of Barclays Global Investors from 2008 to 2009; Senior Manager of American Express from 2004 to 2008; research professional at the Center for Interuniversity Research and Analysis of Organizations (CIRANO) from 2002 to 2006.

[1]	Dr. O’Hara and Mr. Green have been managing the LifePath Dynamic 2060 Fund since its inception in 2017 and the LifePath Dynamic 2065 Fund since its inception in 2019.

Shareholders should retain this Supplement for future reference.

PRO-LPD-0620SUP

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